Income Taxes (Income Tax Expense) (Details) - USD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
Current federal			$ 187,000	$ 58,000
Deferred federal	[1]		623,000	(3,251,000)
Income tax (expense) benefit		$ 0	810,000	(3,193,000)
Operating Loss Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Deferred federal			717,000	531,000
Parent Company [Member]
Operating Loss Carryforwards [Line Items]
Income tax (expense) benefit			$ 236,000	$ 1,798,000

[1]	Includes tax benefit of operating loss carryforwards of $717 and $531 for the years ended December 31, 2016 and 2015.